Schedule of lease liabilities (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk Management
Current lease liabilities, Beginning balance	£ 442,702	£ 414,630
Current lease liabilities, Cash flows	(122,469)	(415,273)
Current lease liabilities, New leases
Current lease liabilities, Other	445,525	443,345
Current lease liabilities, Ending balance	765,758	442,702
Convertible loan notes
Convertible loan notes cash llows	6,383,659
Convertible loan notes other	7,348,205
Current convertible loan	13,731,864
Non-current lease liabilities, Beginning balance	2,582,400	3,023,891
Non-current lease liabilities, Cash flows
Non-current lease liabilities, New lease
Non-current lease liabilities, Other	(445,525)	(441,491)
Non-current lease liabilities, Ending balance	2,136,875	2,582,400
Lease liabilities, Beginning balance	3,025,102	3,438,521
Lease liabilities, Cash flows	6,261,190	(415,273)
Lease liabilities, New leases
Lease liabilities, Other	7,348,205	1,854
Lease liabilities, Ending balance	£ 16,634,497	£ 3,025,102